Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document and Entity Information [Abstract]
Entity Registrant Name	EURONAV NV
Entity Central Index Key (CIK)	0001604481
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Amendment flag	false
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding (in shares)	220,024,713